Schedule of disaggregated revenues (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disaggregation of Revenue [Line Items]
Revenues	$ 9,457,387	£ 6,892,544	£ 9,601,471	£ 6,005,563
Retrofit Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,453,107	6,160,625	8,460,981	5,494,112
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,004,280	£ 731,919	£ 1,140,490	£ 511,451